Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Nov. 30, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense				$ 7,048	$ 45,655	$ 76,611
MR contract maintenance rights write-off offset by maintenance liability release				17,260	35,897	19,848
EOL contract maintenance rights write-off offset by EOL compensation received				114,472	51,463	148,289
Maintenance rights write-off	[1]			138,780	133,015	244,748
Increase in debt		$ 1,000,000
GECAS Transaction, stock issued during period, value		$ 6,600,000		6,582,960
Non-cash investing and financing activities
Flight equipment reclassified to net investment in finance leases				12,500	46,600	143,400
Flight equipment reclassified to held for sale, net				397,600	83,500	1,600,000
Release to income upon sale				$ 20,428	$ 95,042	$ 249,200
Non-cash investing and financing activities | Norwegian Air Shuttle ASA
Other assets and Accounts payable, accrued expenses and other liabilities increase due to NAS recapitalization			$ 185,700

[1]	Maintenance rights write-off consisted of the following:

End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense	$7,048	$45,655	$76,611
MR contract maintenance rights write-off offset by maintenance liability release	17,260	35,897	19,848
EOL contract maintenance rights write-off offset by EOL compensation received	114,472	51,463	148,289
Maintenance rights write-off	$138,780	$133,015	$244,748